RESERVES - APPROPRIATIONS TO RESERVES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Appropriation to reserves amount	¥ 0	¥ 0	¥ 0
Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Stated rate of appropriations from retained earninngs to reserves	10.00%	10.00%	10.00%
Appropriation to reserves amount	¥ 83,612	¥ 101,982	¥ 117,050
Minimum [member] | Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Stated rate of reserve to registered share capital	25.00%
Maximum [member] | Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Stated rate of reserve to registered share capital	50.00%